Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic earnings per share (in USD cents per share)	$ 0.79	$ 0.80	$ 0.89
Profit attributable to owners of the parent from continuing operations	$ 703,300	$ 711,000	$ 789,300
Weighted average number of ordinary shares (in shares)	893,318,864	890,968,721	887,306,342
Basic earnings per share from continuing operations - cents (in USD cents per share)	$ 0.81	$ 0.79	$ 0.92
Profit attributable to owners of the parent from continuing operations	$ 722,200	$ 698,000	$ 818,700
Weighted average number of shares issued (in shares)	893,318,864	890,968,721	887,306,342
Basic earnings (loss) per share from discontinued operations - cents (in USD per share)	$ (0.02)	$ 0.01	$ (0.03)
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ (18,900)	$ 13,000	$ (29,400)
Weighted average number of shares issued from discontinuing operations (in shares)	893,318,864	890,968,721	887,306,342
Diluted earnings per share (in USD per share)	$ 0.77	$ 0.78	$ 0.88
Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
Profit attributable to owners of the parent	$ 703,300	$ 711,000	$ 789,300
– Non-controlling interest holders	(11,100)	(9,700)	(7,400)
Diluted profit attributable to owners of the parent	692,200	701,300	781,900
Diluted profit attributable to owners of the parent from continuing operations	$ 711,100	$ 688,300	$ 811,300
Diluted earnings per share from continuing operations - cents (in USD per share)	$ 0.79	$ 0.77	$ 0.91
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Potentially dilutive share options in issue (in shares)	1,719,023	2,947,525	6,191,197
Diluted earnings (loss) per share from discontinued operations - cents (in USD per share)	$ (0.02)	$ 0.01	$ (0.03)
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ (18,900)	$ 13,000	$ (29,400)
Diluted weighted average number of ordinary shares (in shares)	895,037,887	893,916,246	893,497,539
Percentage of NCI attributable to parent	10.00%